Fair Value Measurements and Fair Value of Financial Instruments - Schedule of Fair Value, Liabilities Measured on Recurring Basis, Observable Input Reconciliation (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Level 1 | Public Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Observable Input Reconciliation [Roll Forward]
Balance at December 31, 2021	$ 0
Assumption of Private Placement and Public Warrants	4,025
Changes in fair value	(644)
Balance at June 30, 2022	3,381
Level 2 | Private Placement Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Observable Input Reconciliation [Roll Forward]
Balance at December 31, 2021	0
Assumption of Private Placement and Public Warrants	3,350
Changes in fair value	(536)
Balance at June 30, 2022	$ 2,814